Significant Accounting Policies Textblock	12 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

Basis of preparation
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United Stated of America ("U.S. GAAP").

Basis of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company accounts and transactions have been eliminated upon consolidation.

Cash and cash equivalents
Cash is comprised of cash on hand and at banks. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to insignificant risk of change in value.

Accounts receivable
Accounts receivable are stated at original invoice amount less allowance made for doubtful receivables based on a review of all outstanding amounts at the period end.  An allowance for doubtful receivables is made when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables. Accounts receivables are written off when the Company has exhausted all reasonable means to collect the account and it has been determined that further collection efforts would be ineffective. The Company does not contain collateral on its accounts receivable.

Bad debt expense (recovery) for the years ended June 30, 2011 and 2010 amounted to $89,374 and ($19,756), respectively, and was included in general and administrative expenses.

Unbilled revenue and deferred revenue
Unbilled revenue represents the accumulated unbilled amount of revenue recognized in accordance with the Company's revenue recognition policy.

Deferred revenue represents the amount billed in advance of the period in which service is provided and revenue is earned.

Inventories
Inventories comprise hardware equipment and software purchased for clients' use and is recorded at lower of cost or net realizable value.

Management periodically compares the cost of inventory with market as determined based on net realized value and records a reserve for obsolescence when necessary. No reserve for inventory obsolescence was made as of June 30, 2011 and 2010.

Investments
The Company classifies its marketable equity securities into trading or available-for-sale categories. Marketable securities are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrecognized gain or loss recognized in earnings. Marketable equity securities not classified as trading are classified as available-for-sale and are carried at fair value, with unrecognized gain or loss, net of tax, included in determination of comprehensive income and reported in stockholders' equity.

Research and development costs
All research and development the costs are expensed as incurred. Research and development costs for the years ended June 30, 2011 and 2010 were $Nil and $36,618 respectively, which were recorded in cost of sales.

Property and equipment
Property and equipment are recorded at cost. Depreciation is provided over the expected useful lives of the property and equipment with a 5% residual value using the following methods and annual rates:

Computer equipment	-3 to 5 years straight line
Vehicles	-5 years straight line
Office furniture	-3 to 5 years straight line
Leasehold improvements	-2 to 5 years straight line
Computer software	-3 years straight line (without 5% residual value)
Buildings	-20 years straight line
Plant and machinery	-5 years straight line

Maintenance and repair expenditures, which do not improve or extend an assets' productive life, are expensed as incurred.

Goodwill and intangibles

Intangibles with a definite life, including customer relationships software - copyright, unfinished contracts and goodwill were recorded in connection with the acquisition of ITLamp and HongAo.

Intangible assets are amortized based on their estimated economic lives using the following methods and annual rates:

Customer relationship	- 5 years to 74 months straight line
Software - copyright	- 3 years straight line
Unfinished contracts	- 14 months to 5 years straight line

Goodwill represents the excess of the cost of acquisition over the fair value of net assets acquired. Goodwill is not amortized, but is instead tested for impairment annually.

Investment in equity method affiliates

Investee companies that are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting in accordance to ASC Topic 323 "Equity Method and Joint Ventures". Whether or not the Company exercises significant influence with respect to an investee depends on an evaluation of several factors including, among others, representation on the investee companies' board of directors and ownership level, which is generally a 20% to 50% interest in the voting securities of the investee companies.

Under the equity method of accounting, the Company's share of the earnings or losses of the equity method affiliates is reflected in the caption "Equity in earnings of equity method affiliates" in the consolidated statements of income and comprehensive income. The amount recorded in income is adjusted to eliminate intercompany gains and losses. The Company's carrying value (including advance to the investee) in equity method affiliates is reflected in the caption "Investments in and advance to equity method affiliates" in the Company's consolidated balance sheets. Dividends received from the unconsolidated subsidiaries reduce the carrying amount of the investment.

When the Company's carrying value in an equity method affiliates is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guarantees obligations of the equity method affiliates or has committed additional funding. When the equity method affiliates subsequently report income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Impairment of long-lived assets

Property, Plant, and Equipment
Long-lived assets held for use are periodically reviewed for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable.  When the carrying value exceeds the undiscounted future cash flows expected to be derived from assets, an impairment loss is recorded for the excess of carrying value over the future estimated undiscounted cash flow.
Impairment of Goodwill

The carrying value of goodwill is evaluated annually or more frequently if events or circumstances indicate that an impairment loss may have occurred. Such circumstances could include, but are not limited to, a significant adverse change in business climate, increased competition or other economic conditions. Under FASB Accounting Standard Codification (ASC) Topic 350 " Intangibles - Goodwill and Other", goodwill is tested at a reporting unit level. The impairment test involves a two-step process. The first step involves comparing the fair value of the reporting unit to which the goodwill is assigned to its carrying amount. If this comparison indicates that a reporting unit's estimated fair value is less than its carrying value, a second step is required. If applicable, the second step requires us to allocate the estimated fair value of the reporting unit to the estimated fair value of the reporting unit's net assets, with any fair value in excess of amounts allocated to such net assets representing the implied fair value of goodwill for that reporting unit. If the carrying value of the goodwill exceeds its fair value, the carrying value is written down by an amount equal to such excess.

The goodwill impairment testing process involves the use of significant assumptions, estimates and judgments, and is subject to inherent uncertainties and subjectivity. Estimating a reporting unit's discounted cash flows involves the use of significant assumptions, estimates and judgments with respect to a variety of factors, including sales, gross margin and selling, general and administrative rates, capital expenditures, cash flows and the selection of an appropriate discount rate. Projected sales, gross margin and selling, general and administrative expense rate assumptions and capital expenditures are based on our annual business plans and other forecasted results. Discount rates reflect market-based estimates of the risks associated with the projected cash flows of the reporting unit directly resulting from the use of its assets in its operations. These estimates are based on the best information available to us as of the date of the impairment assessment.

Unearned government research revenue
Unearned government research revenue are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, the fair value is deducted from the carrying amount of the asset and released to the consolidated statements of comprehensive income by way of a reduced depreciation charge. As of June 30, 2011 and 2010, unearned government research revenue amounted to $683,286 and $Nil respectively.
Income taxes
The Company uses the liability method of accounting for income taxes.  Under ASC Topic 740 "Income Taxes", deferred tax assets and liabilities are recognized for the future income tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit.  Deferred tax assets and liabilities are measured using enacted rates applicable to income in the years in which those temporary differences are expected to be recovered or settled.  The effect of a change in tax rates on deferred tax assets and liabilities is reflected in the statements of income in the period in which the change occurs.  Valuation allowances are established when necessary to reduce future tax assets to the amount expected to be realized.

The Company did not have any material unrecognized tax benefits and there was no effect on its financial condition or results of operations as a result of implementing ASC Topic 740.  The Company files income tax returns in the PRC jurisdictions. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months.  As of the date of adoption of ASC Topic 740, the Company did not have any accrued interest or penalties associated with any unrecognized tax benefits, nor any interest expense recognized during the year. The Company's effective tax rate differs from the statutory rate primarily due to non-deductible expenses, non-taxable income and preferential tax treatment.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agents. The statue of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitation is ten years. There is no statute of limitation of in case of tax evasion.

Revenue recognition
Revenue is net of VAT. The Company provides services in the form of large software projects to a limited number of major customers and generates revenues from contracts for software system integration and development services where the Company designs/redesigns, builds and implements new or enhanced systems applications and related processes for its clients are recognized on the percentage-of-completion method in accordance with ASC Topic 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts." The Company recognizes revenue using percentage-of-completion accounting by calculating the percentage of services provided during the reporting period compared to the total estimated services to be provided over the duration of the contract.

Revenue recognition - Continued
Estimated revenues for applying the percentage-of-completion method include estimated incentives for which achievement of defined goals is deemed probable. This method is followed where reasonably dependable estimates of revenues and costs can be made, provided persuasive evidence of an arrangement exists, certain milestones have been achieved or delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured.  If the Company does not have a sufficient basis to measure progress towards completion, revenue is recognized when final acceptance is received by the Company from the customer.

Estimates of total contract revenues and costs are continuously monitored during the term of the contract, and recorded revenues and costs are subject to revision as the contract progresses. Such revisions may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified.

If the Company's estimates indicate that a contract loss will occur, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated direct and indirect costs of the contract exceed the estimated total revenues that will be generated by the contract and are included in Cost of services and classified in other accrued liabilities. To date, the Company has not experienced material losses on contracts in process or completed contracts.

For software system integration and development services, the Company sometimes provides its customers with the right to withhold certain percentages (about 5% to 10%) of the contract value as compensation from the balance payment stipulated in the contracts. If the performance specifications cannot be met within a period of approximately one year following the customer's initial acceptance of the completed project, this retainage is not collectable.  For these contracts with retainage clause, if the retained amount is paid by clients before the warranty period expires, it is recorded as deferred revenue which is recognized at the conclusion of the warranty period because the clients may require refund of their early payment if the covered system failed performing in accordance with the technical requirements during the warranty period.  If the clients withhold the retained amount and does not make payment prior to the expiration of the warranty period, the retainage is neither recognized as revenue nor invoiced until the performance specifications are met to the customer's satisfaction at the end of the warranty period and when collectability can be reasonably assured in accordance with ASC Topic 985-605-25-3. In either case, this retainage is not recognized as revenue due to collectability or refundability risk.

The Company has estimated and provided for warranty costs of $117,268 and nil as of June 30, 2011 and 2010 based on historical experience.
From time to time, per clients' requirement, the Company enters into ongoing maintenance supporting service arrangements with customers based on time and cost-plus. These services typically include database operation maintenance, space management, data migration and database tune-ups, system servicing, system updating and version control, application servicing, debugging, real-time servicing, and application of interfaces with other business systems, training in ongoing system operation.

For ongoing maintenance supporting service arrangements based on a fixed fee basis over a specified period of time, the Company considers amounts to be earned once evidence of an arrangement has been obtained, services are delivered, fees are fixed or determinable, and collectability is reasonably assured. In such contracts, the Company's efforts are usually measured by time incurred, therefore, the Company recognizes revenues as amounts become billable on a straight-line basis, in accordance with contract terms, provided the billable amounts are not contingent, are consistent with the services delivered, and are earned, unless revenues are earned and obligations are fulfilled in a different pattern. The revenue from maintenance related contracts is not a significant proportion of the Company's total revenue because most of its clients have their permanent technical team for their long term system maintaining needs.

Revenue from sale of hardware and synthesis software is recognized when the i) significant risks and rewards of ownership have been transferred to the customer at the time when the products are delivered to and accepted by its customers, ii) the price is fixed or determinable as stated on the sales contract, and iii) collectability is reasonably assured.  Customers do not have a general right of return on hardware delivered.  Products returns to the Company have been insignificant.

Advertising expenses
Advertising expenses are charged to expenses when incurred and are included in selling expenses. Advertising costs for the years ended June 30, 2011 and 2010 were $15,291 and $21,961, respectively.

Foreign exchange
The Company's functional currency is the Chinese RMB and its reporting currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiaries have been translated into U.S. dollars in accordance with ASC Topic 830 "Foreign Currency Matters". All asset and liability accounts have been translated using the exchange rate in effect at the balance sheet date.  Equity accounts have been translated at their historical exchange rates when the capital transaction occurred.  Statements of income amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with ASC Topic 220 "Comprehensive Income". The following exchange rates were used:

	June 30, 2011	June 30, 2010

Period end RMB U.S. Dollar exchange rate	6.4716	6.7909
Average period RMB U.S. Dollar exchange rate	6.6210	6.8272

For the years ended June 30, 2011 and 2010, the foreign currency translation adjustment profit of $850,559 and $97,297, respectively, were reported as other comprehensive income in the consolidated statements of income and comprehensive income.

Although Chinese government regulations now allow convertibility of RMB for current account transactions, significant restrictions still remain. Hence, such translations should not be construed as representations that RMB could be converted into U.S. dollars at that rate or any other rate.

Over 90% of the Company's revenue in fiscal 2011 was denominated in RMB. The Company's RMB cash inflows are sufficient to service its RMB expenditures.  For financial reporting purposes, the Company uses U.S. dollars.  The value of the RMB against U.S. dollars and other currencies may fluctuate and is affected by, among other things, changes in China's political and economic conditions.  Any significant revaluation of RMB may materially affect the Company's financial condition in terms of U.S. dollar reporting.

Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to estimates and assumptions in the Company's consolidated financial statements include determining the fair values of assets and liabilities acquired in business combinations, the calculation of percentage of completion of contracts for revenue recognition, the estimated useful lives of property and equipment and intangible assets with determinable lives, recoverability of the carrying values of property and equipment, goodwill and other intangible assets, the fair values of share-based payments, contingent consideration payable for acquisition and allowance for doubtful receivables.  Actual results could differ from those estimates.

Stock-based compensation
Compensation cost related to share options or similar equity instruments are measured at fair value as of the date of the award and recognized over the requisite service period, which is generally the same as the vesting period. When no future services are required to be performed in exchange for the award, and if such award does not contain a performance or market condition, the cost of the award (as measured based on the grant-date fair value) is expensed on the grant date.

Comprehensive income
Comprehensive income is the sum of net income and other comprehensive income reported in the consolidated statements of income and comprehensive income.  Other comprehensive income or loss includes accumulated foreign currency translation gains and losses and unrealized gains or losses from available-for-sale investment.  The Company has reported the components of comprehensive income on its consolidated statements of stockholders' equity.

Earnings per share
In accordance with ASC Topic 260 "Earnings Per Share", basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted average number of common shares and dilutive shares outstanding during the period using the treasury stock method.

Segment reporting
ASC Topic 280 requires use of the "management approach" model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Fair value of financial instruments
ASC Topic 820 "Fair Value Measurement and Disclosures" defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying values of cash and cash equivalents, trade receivables and payables approximate their fair values due to their short maturities.

The financial assets and liabilities of the Company subject to fair value measurements on a recurring basis and the necessary disclosures are as follows:
Fair value of financial instruments -Continued
	Fair Value Measurements Using
At June 30, 2011	Level 1	Level 2	Level 3	Carrying amount

Guaranteed investment contracts	$-	$-	$6,829,841	$6,829,841

Acquisition payable	$-	$-	$525,709	$525,709

	Fair Value Measurements Using
At June 30, 2010	Level 1	Level 2	Level 3	Carrying amount

Guaranteed investment contracts	$-	$-	$7,399,608	$7,399,608

Acquisition payable	$-	$-	$1,419,519	$1,419,519

The Company did not identify any other non-recurring assets and liabilities that are required to be presented on the consolidated balance sheets at fair value in accordance with the relevant accounting standards.